Consolidated statements of changes in equity - CNY (¥) ¥ in Thousands	Share capital	Additional paid-in capital.	Merger reserve	Treasury shares	Share-based payment reserve	Translation reserve	PRC statutory reserve	Accumulated losses	Total	Non-controlling interests.	Total
Balance at the beginning at Jun. 30, 2018		¥ 370,272				¥ (5,664)	¥ 52,141	¥ 146,336	¥ 563,085	¥ 1,528	¥ 564,613
Changes in equity for the year ended June 30
Loss for the year								(290,647)	(290,647)	(3,762)	(294,409)
Other comprehensive (loss) / income for the year						(5,415)			(5,415)	581	(4,834)
Total comprehensive Income/(loss) for the period/year						(5,415)		(290,647)	(296,062)	(3,181)	(299,243)
Capital injection from shareholders		110,851							110,851		110,851
Consolidation of special purpose vehicles		8,694		¥ (8,694)
Acquisition of non-controlling interest			¥ (10,956)						(10,956)	6,687	(4,269)
Liabilities waived by shareholders		13,489							13,489	5,781	19,270
Business combination under common control		(262,262)	128,868						(133,394)		(133,394)
Deemed distribution		(100,000)					(37,387)	(356,473)	(493,860)		(493,860)
Equity settled share-based transactions					¥ 122,058				122,058		122,058
Appropriation to statutory reserve							24,972	(24,972)
Balance at the end at Jun. 30, 2019		141,044	117,912	(8,694)	122,058	(11,079)	39,726	(525,756)	(124,789)	10,815	(113,974)
Changes in equity for the year ended June 30
Loss for the year								(262,267)	(262,267)	2,091	(260,176)
Other comprehensive (loss) / income for the year						5,684			5,684	677	6,361
Total comprehensive Income/(loss) for the period/year						5,684		(262,267)	(256,583)	2,768	(253,815)
Issuance of ordinary shares	¥ 69	10,630							10,699		10,699
Consolidation of special purpose vehicles		10,699		(10,699)
Equity settled share-based transactions					364,380				364,380		364,380
Dividend declared								(330,336)	(330,336)		(330,336)
Appropriation to statutory reserve							6,696	(6,696)
Balance at the end at Jun. 30, 2020	69	162,373	117,912	(19,393)	486,438	(5,395)	46,422	(1,125,055)	(336,629)	13,583	(323,046)
Changes in equity for the year ended June 30
Loss for the year								(1,415,010)	(1,415,010)	(14,437)	(1,429,447)
Other comprehensive (loss) / income for the year						(14,611)			(14,611)	(1,937)	(16,548)
Total comprehensive Income/(loss) for the period/year						(14,611)		(1,415,010)	(1,429,621)	(16,374)	(1,445,995)
Capital injection from shareholders	1	1,193							1,194		1,194
Issuance of ordinary shares relating to initial public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs	9	4,178,851							4,178,860		4,178,860
Release of ordinary shares from share award scheme	5	(18,065)		18,060
Conversion of Series A preferred shares into Class A ordinary shares	8	3,963,835							3,963,843		3,963,843
Consolidation of special purpose vehicles		973		(973)
Equity settled share-based transactions					281,319				281,319		281,319
Appropriation to statutory reserve							18,226	(18,226)
Acquisition of a subsidiary with non-controlling interests										(4,021)	(4,021)
Balance at the end at Jun. 30, 2021	¥ 92	¥ 8,289,160	¥ 117,912	¥ (2,306)	¥ 767,757	¥ (20,006)	¥ 64,648	¥ (2,558,291)	¥ 6,658,966	¥ (6,812)	¥ 6,652,154